Summary of Significant Accounting Policies - Schedule of Convertible Debt Measured at Fair Value (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Sep. 30, 2018	Sep. 30, 2017
Total derivative liability	$ 715,236		$ 715,236		$ 726,871	$ 1,333,021
Change in fair value included in other income (expense), net	(11,797)	$ 116,396	11,635	$ 553,647	606,150	(260,737)
Carry Value [Member]
Derivative liabilities: Embedded conversion features - notes	715,236		715,236		726,871	1,333,021
Total derivative liability	$ 715,236		$ 715,236		$ 726,871	$ 1,333,021